Property And Plant, Net	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
PROPERTY AND PLANT, NET
PROPERTY AND PLANT, NET
The following table presents Ameren's property and plant, net, at December 31, 2012, and 2011:

Ameren(a)
2012
Property and plant, at original cost:
Electric	$20,942
Natural gas	1,854
22,796
Less: Accumulated depreciation and amortization	8,346
14,450
Construction work in progress:
Nuclear fuel in process	317
Other	581
Property and plant, net	$15,348
2011
Property and plant, at original cost:
Electric	$20,098
Natural gas	1,751
21,849
Less: Accumulated depreciation and amortization	7,868
13,981
Construction work in progress:
Nuclear fuel in process	255
Other	612
Property and plant, net	$14,848

(a)
Amounts include two electric generation CTs under two separate capital lease agreements. The gross asset value of those agreements was $228 million and $229 million at December 31, 2012, and 2011, respectively. The total accumulated depreciation associated with the two CTs was $52 million and $52 million at December 31, 2012, and 2011, respectively. In addition, Ameren has investments in debt securities, which are classified as held-to-maturity, related to the two CTs from the city of Bowling Green and Audrain County. As of December 31, 2012, and 2011, the carrying value of these debt securities was $304 million and $309 million, respectively.

The following table provides accrued capital expenditures at December 31, 2012, 2011, and 2010, which represent noncash investing activity excluded from the statements of cash flows:

2012	$103
2011	92
2010	70